Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc.’ Shareholders	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Common Stock in treasury	Non-controlling interests	Class A Shares Of Common Stock	Class A Shares Of Common Stock Common Stock	Class B	Class B Common Stock
Balance at Dec. 31, 2015	$ 286,890	$ 286,273	$ 12,606	$ 193,158	$ (424,263)	$ 0	$ 617		$ 371,857		$ 132,915
Balance of common stock, shares at Dec. 31, 2015	210,538,896					0		130,538,896	130,538,896	80,000,000	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 78,988	78,810		78,810			178
Other comprehensive income (loss)	(17,424)	(17,386)			(17,386)		(38)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.10 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(2,112)						$ 2,112
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								172,328	172,328
Stock-based compensation related to the 2011 Equity Incentive Plan	3,294	3,294	3,294
Dividends to non-controlling interests	(172)						(172)
Balance at Dec. 31, 2016	351,576	350,991	13,788	271,968	(441,649)	$ 0	585		$ 373,969		$ 132,915
Balance of common stock, shares at Dec. 31, 2016						0			130,711,224		80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	129,499	129,166		129,166			333
Other comprehensive income (loss)	12,285	12,302			12,302		(17)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.10 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(2,763)						$ 2,763
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								361,284	361,284
Stock-based compensation related to the 2011 Equity Incentive Plan	3,191	3,191	3,191
Portion of non-controlling interests related to business sold	(108)						(108)
Dividends to non-controlling interests	(301)						(301)
Balance at Dec. 31, 2017	496,142	495,650	14,216	401,134	(429,347)	$ 0	492		$ 376,732		$ 132,915
Balance of common stock, shares at Dec. 31, 2017						0			131,072,508		80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	37,033	36,847		36,847			186
Other comprehensive income (loss)	(73,053)	(72,919)			(72,919)		(134)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.10 per share)	(20,937)	(20,937)		(20,937)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(174)	(174)		(174)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(3,113)						$ 3,113
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares								520,565	520,565
Stock-based compensation related to the 2011 Equity Incentive Plan	3,747	3,747	3,747
Treasury stock purchases, shares						(6,360,826)
Treasury stock purchases	(46,035)					$ (46,035)
Dividends to non-controlling interests	(168)						(168)
Balance at Dec. 31, 2018	$ 392,759	$ 392,383	$ 14,850	$ 413,074	$ (502,266)	$ (46,035)	$ 376		$ 379,845		$ 132,915
Balance of common stock, shares at Dec. 31, 2018						6,360,826			131,593,073		80,000,000